Derivative Liability - Schedule of Derivative Assumptions (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2020 $ / shares	Jun. 30, 2019 $ / shares
Stock price		$ 0.85
Expected Volatility [Member] | Minimum [Member]
Fair value of measurement percentage	141.9
Expected Volatility [Member] | Maximum [Member]
Fair value of measurement percentage	233.2
Expected Term [Member]
Fair value of measurement of term		11 years 6 months
Expected Term [Member] | Minimum [Member]
Fair value of measurement of term	5 years 9 months 18 days
Expected Term [Member] | Maximum [Member]
Fair value of measurement of term	11 years 1 month 6 days
Risk-free Interest Rate [Member] | Minimum [Member]
Fair value of measurement percentage	0.15
Risk-free Interest Rate [Member] | Maximum [Member]
Fair value of measurement percentage	0.17
Stock Price [Member]
Stock price	$ 0.55